Long-term debt - Floating Rate Notes (Details) - Senior Notes - 2018 Floating Rate Notes - USD ($) $ in Millions		1 Months Ended
	May 23, 2019	Sep. 30, 2018
Long-term debt
Debt instrument, face amount		$ 20.0
Debt instrument, redemption price, percentage (as a percent)	102.00%	100.00%
Three-month Treasury Rate
Long-term debt
Interest rate spread (as a percent)		6.50%